Document And Entity Information	Dec. 12, 2022
Document Information [Line Items]
Entity, Registrant Name	HIREQUEST, INC.
Document, Type	8-K
Document, Period End Date	Dec. 12, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-53088
Entity, Tax Identification Number	91-2079472
Entity, Address, Address Line One	111 Springhall Drive
Entity, Address, City or Town	Goose Creek
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29445
City Area Code	843
Local Phone Number	723-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HQI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001140102